Fair Value (Financial Assets and Liabilities, Excluding AARP, Measured at Fair Value on a Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents	$ 9,123	$ 9,800
Total cash, cash equivalents and investments at fair value	25,699	24,151
Interest rate swap assets	46
Total assets at fair value	25,745
Percentage of total assets at fair value	100.00%	100.00%
Interest rate swap liabilities	104
Quoted Prices in Active Markets (Level 1)
Cash and cash equivalents	8,069	9,135
Total cash, cash equivalents and investments at fair value	9,921	10,439
Interest rate swap assets	0
Total assets at fair value	9,921
Percentage of total assets at fair value	39.00%	43.00%
Interest rate swap liabilities	0
Quoted Prices in Active Markets (Level 1) | Debt Securities
Available for sale securities	1,546	1,042
Quoted Prices in Active Markets (Level 1) | Debt Securities | Non-U.S. Agency Mortgage-backed Securities
Available for sale securities	0	0
Quoted Prices in Active Markets (Level 1) | Debt Securities | U.S. Government and Agency Obligations
Available for sale securities	1,515	1,024
Quoted Prices in Active Markets (Level 1) | Debt Securities | State and Municipal Obligations
Available for sale securities	0	0
Quoted Prices in Active Markets (Level 1) | Debt Securities | Corporate Obligations
Available for sale securities	31	18
Quoted Prices in Active Markets (Level 1) | Debt Securities | U.S. Agency Mortgage-backed Securities
Available for sale securities	0	0
Quoted Prices in Active Markets (Level 1) | Equity Securities
Available for sale securities	306	262
Other Observable Inputs (Level 2)
Cash and cash equivalents	1,054	665
Total cash, cash equivalents and investments at fair value	15,429	13,280
Interest rate swap assets	46
Total assets at fair value	15,475
Percentage of total assets at fair value	60.00%	55.00%
Interest rate swap liabilities	104
Other Observable Inputs (Level 2) | Debt Securities
Available for sale securities	14,373	12,612
Other Observable Inputs (Level 2) | Debt Securities | Non-U.S. Agency Mortgage-backed Securities
Available for sale securities	457	528
Other Observable Inputs (Level 2) | Debt Securities | U.S. Government and Agency Obligations
Available for sale securities	719	543
Other Observable Inputs (Level 2) | Debt Securities | State and Municipal Obligations
Available for sale securities	6,148	6,317
Other Observable Inputs (Level 2) | Debt Securities | Corporate Obligations
Available for sale securities	5,146	3,293
Other Observable Inputs (Level 2) | Debt Securities | U.S. Agency Mortgage-backed Securities
Available for sale securities	1,903	1,931
Other Observable Inputs (Level 2) | Equity Securities
Available for sale securities	2	3
Unobservable Inputs (Level 3)
Cash and cash equivalents	0	0
Total cash, cash equivalents and investments at fair value	349	432
Interest rate swap assets	0
Total assets at fair value	349
Percentage of total assets at fair value	1.00%	2.00%
Interest rate swap liabilities	0
Unobservable Inputs (Level 3) | Debt Securities
Available for sale securities	141	120
Unobservable Inputs (Level 3) | Debt Securities | Non-U.S. Agency Mortgage-backed Securities
Available for sale securities	8	10
Unobservable Inputs (Level 3) | Debt Securities | U.S. Government and Agency Obligations
Available for sale securities	0	0
Unobservable Inputs (Level 3) | Debt Securities | State and Municipal Obligations
Available for sale securities	0	0
Unobservable Inputs (Level 3) | Debt Securities | Corporate Obligations
Available for sale securities	133	110
Unobservable Inputs (Level 3) | Debt Securities | U.S. Agency Mortgage-backed Securities
Available for sale securities	0	0
Unobservable Inputs (Level 3) | Equity Securities
Available for sale securities	208	312
Debt Securities
Available for sale securities	16,060	13,774
Debt Securities | Non-U.S. Agency Mortgage-backed Securities
Available for sale securities	465	538
Debt Securities | U.S. Government and Agency Obligations
Available for sale securities	2,234	1,567
Debt Securities | State and Municipal Obligations
Available for sale securities	6,148	6,317
Debt Securities | Corporate Obligations
Available for sale securities	5,310	3,421
Debt Securities | U.S. Agency Mortgage-backed Securities
Available for sale securities	1,903	1,931
Equity Securities
Available for sale securities	$ 516	$ 577